Subsequent Events (Details) (USD $)	3 Months Ended			6 Months Ended	12 Months Ended			0 Months Ended	6 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 23, 2013 10.875% senior secured notes due 2017	Jun. 30, 2013 10.875% senior secured notes due 2017	Jan. 23, 2013 Repurchase of debt 10.875% senior secured notes due 2017	Mar. 31, 2013 Repurchase of debt 10.875% senior secured notes due 2017
Subsequent Events
Proceeds from IPO to be utilized for repurchase of debt								$ 253,000,000		$ 253,000,000
Face amount of debt repurchased								222,800,000		222,800,000
Redemption premium										20,600,000
Accrued interest										9,500,000
Loss on extinguishment of debt	37,540,000	170,000	1,908,000	26,100,000	37,540,000	2,078,000	16,647,000		26,100,000		26,100,000
Write-off of previously deferred financing charges									3,700,000		3,700,000
Unamortized original issue discount								$ 1,800,000			$ 1,800,000